Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property and Equipment, Net
Buildings	¥ 2,478,741	$ 388,969	¥ 55,154
Leasehold improvements	176,442	27,687	171,621
Furniture, fixtures and equipment	136,624	21,439	123,779
Motor vehicles	46,326	7,270	103,342
Software	171,079	26,846	145,375
Property, Plant and Equipment, Gross, Total	3,009,212	472,211	599,271
Accumulated depreciation	(444,876)	(69,811)	(371,696)
Property Plant And Equipment Net Excluding Construction In Progress, Total	2,564,336	402,400	227,575
Construction in progress	16,599	2,605	21,094
Property and equipment, net	¥ 2,580,935	$ 405,005	¥ 248,669